Loans Receivable and Allowance for Loan Losses - Aggregate Amounts of Classified Loan Balances (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 781,525	$ 642,509
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	777,144	635,776
Commercial Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	201
Commercial Line Of Credit [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	201
Classified [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	639	1,027
Classified [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	3,742	5,706
Classified [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Classified [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Classified [Member] | Commercial Line Of Credit [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0
Classified [Member] | Commercial Line Of Credit [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	771,317	632,160
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	617,694	557,301
Real Estate [Member] | One-to-Four-Family Real Estate [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	613,559	551,681
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	56,244	35,410
Real Estate [Member] | Multi-Family Real Estate [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	56,244	34,828
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	97,379	38,838
Real Estate [Member] | Commercial Real Estate [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	97,193	38,399
Real Estate [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		611
Real Estate [Member] | Construction Real Estate [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		611
Real Estate [Member] | Classified [Member] | One-to-Four-Family Real Estate [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	639	1,008
Real Estate [Member] | Classified [Member] | One-to-Four-Family Real Estate [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	3,496	4,612
Real Estate [Member] | Classified [Member] | One-to-Four-Family Real Estate [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Real Estate [Member] | Classified [Member] | One-to-Four-Family Real Estate [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Real Estate [Member] | Classified [Member] | Multi-Family Real Estate [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		582
Real Estate [Member] | Classified [Member] | Multi-Family Real Estate [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Real Estate [Member] | Classified [Member] | Multi-Family Real Estate [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Real Estate [Member] | Classified [Member] | Commercial Real Estate [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	186	439
Real Estate [Member] | Classified [Member] | Commercial Real Estate [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Real Estate [Member] | Classified [Member] | Commercial Real Estate [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Real Estate [Member] | Classified [Member] | Construction Real Estate [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		0
Real Estate [Member] | Classified [Member] | Construction Real Estate [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		0
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	10,007	10,349
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	9,337	9,677
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	9,277	9,585
Consumer [Member] | Passbook or Certificate and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	670	672
Consumer [Member] | Passbook or Certificate and Other Loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	670	672
Consumer [Member] | Classified [Member] | Second Mortgage and Equity Lines of Credit [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		19
Consumer [Member] | Classified [Member] | Second Mortgage and Equity Lines of Credit [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	60	73
Consumer [Member] | Classified [Member] | Second Mortgage and Equity Lines of Credit [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Consumer [Member] | Classified [Member] | Second Mortgage and Equity Lines of Credit [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Consumer [Member] | Classified [Member] | Passbook or Certificate and Other Loans [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Consumer [Member] | Classified [Member] | Passbook or Certificate and Other Loans [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 0	$ 0